Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Contractual Obligation, Fiscal Year Maturity
Future minimum payments for contractual commitments related to purchase obligations as of June 30, 2021 were as follows:

Purchase obligation
Year ending December 31,
2021	$8,228
2022	27,798
2023	2,259
2024	491
2025	—
Thereafter	—

Total	$38,776

Future minimum payments for contractual commitments related to purchase obligations as of December 31, 2020 were as follows:

Purchase obligation
Year ending December 31,
2021	$16,542
2022	26,606
2023	813
2024	—
2025	—
Thereafter	—

Total	$43,961